RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	7 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of the restatement on financial statements

	As
	Previously		As
	Reported	Adjustments	Restated

Balance sheet as of September 9, 2020 (audited)
Warrant Liability	$—	$1,428,600	$1,428,600
Total Liabilities	4,169,627	1,428,600	5,598,227
Class A Common Stock Subject to Possible Redemption	107,276,620	(1,428,600)	105,848,020
Class A Common Stock	118	15	133
Additional Paid-in Capital	5,000,597	226,586	5,227,183
Accumulated Deficit	(1,000)	(226,601)	(227,601)

Number of Class A Common Stock Subject to Redemption	10,727,662	(142,860)	10,584,802

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$1,825,433	$1,825,433
Total Liabilities	4,113,342	1,825,433	5,938,775
Class A Common Stock Subject to Possible Redemption	107,226,360	(1,825,433)	105,400,927
Class A Common Stock	118	19	137
Additional Paid-in Capital	5,050,857	623,415	5,674,272
Accumulated Deficit	(51,253)	(623,434)	(674,687)

Number of Class A Common Stock Subject to Redemption	10,722,636	(182,543)	10,540,093

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$4,525,250	$4,525,250
Total Liabilities	4,171,558	4,525,250	8,696,808
Class A Common Stock Subject to Possible Redemption	107,014,480	(4,525,250)	102,489,230
Class A Common Stock	120	46	166
Additional Paid-in Capital	5,262,735	3,323,205	8,585,940
Accumulated Deficit	(263,139)	(3,323,251)	(3,586,390)

Number of Class A Common Stock Subject to Redemption	10,701,448	(452,525)	10,248,923

Three months ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$396,833	$238,100
Transactions costs allocated to warrant liability	—	226,601	226,601
Net loss	(50,253)	(623,434)	(673,687)
Weighted average shares outstanding of Class A redeemable common stock	11,500,000	—	11,500,000
Basic and diluted net loss per share, Class A redeemable common stock	—	—	—
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	3,280,000	—	3,280,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	(0.14)	(0.16)

Period from June 10, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$396,833	$238,100
Transactions costs allocated to warrant liability	—	226,601	226,601
Net loss	(51,253)	(623,434)	(674,687)
Weighted average shares outstanding of Class A redeemable common stock	11,500,000	—	11,500,000
Basic and diluted net income per share, Class A redeemable common stock	—	—	—
Weighted average shares outstanding of Class A and Class B non-redeemable common stock	3,280,000	—	3,280,000
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.02)	(0.14)	(0.16)

Period from June 10, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$3,096,650	$3,096,650
Transactions costs	—	226,601	226,601
Net loss	(263,139)	(3,323,251)	(3,586,390)
Weighted average shares outstanding of Class A redeemable common stock	11,500,000	—	11,500,000
Basic and diluted net income per share, Class A redeemable common stock	—	—	—
Weighted average shares outstanding of Class A and Class B non-redeemable common shares	3,100,220	—	3,100,220
Basic and diluted net loss per share, Class A and Class B non-redeemable common stock	(0.08)	(1.08)	(1.16)

Cash Flow Statement for the Period from June 10, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	$(51,253)	$(623,434)	$(674,687)
Allocation of initial public offering costs		226,601	226,601
Change in fair value of warrant liability	—	396,833	396,833
Initial classification of warrant liability	—	1,428,600	1,428,600
Initial classification of common stock subject to possible redemption	107,276,620	(1,428,600)	105,848,020
Change in value of common stock subject to possible redemption	(50,260)	(396,833)	(447,093)

Cash Flow Statement for the Period from June 10, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(263,139)	$(3,323,251)	$(3,586,390)
Allocation of initial public offering costs	—	226,601	226,601
Change in fair value of warrant liability	—	3,096,650	3,096,650
Initial classification of warrant liability	—	1,428,600	1,428,600
Initial classification of common stock subject to possible redemption	107,276,620	(1,428,600)	105,848,020
Change in value of common stock subject to possible redemption	(103,590)	(3,255,200)	(3,358,790)